STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES:
Net Loss	$ (92,372)	$ (49,203)	$ 16,420	$ (88,419)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Common stock issued for loan inducement				63,885
Series E preferred shares issued for services	10,000
Amortization of discount on convertible note payable		23,094	23,094
Gain on forgiveness of debt			(107,220)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	82,292	3,055	(46,720)	9,620
Accounts payable related party			(24,857)	357
Accrued interest payable to related party		10,864	16,524	20,052
NET CASH PROVIDED BY USED IN OPERATING ACTIVITIES	(80)	(12,190)	(122,760)	5,495
FINANCING ACTIVITIES
Proceeds from notes payable		12,500
Issuance of Common Stock for Cash			297,000
Proceeds from related party advances			22,500	18,000
Repayments of related party advances			(197,500)
Debt discount				(23,219)
NET CASH PROVIDED BY FINANCING ACTIVITIES		12,500	122,000	(5,219)
NET INCREASE (DECREASE) IN CASH	(80)	310	(760)	276
CASH, at the beginning of the period	80	840	840	564
CASH, at the end of the period	0	1,150	80	840
Supplemental Disclosures of Cash Flow Information:
Cash paid during year for Interest
Cash paid during year for Taxes
Noncash investing and financing transactions
Issuance of Series E preferred stock for services	$ 10,000